ACQUISITIONS (Details)					9 Months Ended		12 Months Ended
	Oct. 11, 2022 USD ($)	Oct. 11, 2022 EUR (€)	Sep. 30, 2022 USD ($) item	Nov. 17, 2020 USD ($)	Sep. 30, 2022 USD ($) item	Sep. 30, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 11, 2022 EUR (€)	Sep. 30, 2022 GBP (£) item	Dec. 31, 2021 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill							$ 1,022,567					$ 1,022,567
Branston Solar Farm Limited
ACQUISITION
Number of MWp operational solar farm held | item			50		50						50
Contract term for output of the plant			40 years
Cash consideration					$ 21,578,748	£ 17,867,639
Other net assets			$ 2,289,352		2,289,352						£ 1,895,630
Deferred tax liabilities due to fair value adjustment upon acquisition			973,932		973,932
Branston Solar Farm Limited | Takeover of existing loans | Aviva Investor Infrasture Income No.4 Ltd
ACQUISITION
Term loan amount			$ 22,530,171		$ 22,530,171						£ 18,655,437
Shares Purchase Agreement to acquire of Emeren Ltd
ACQUISITION
Cash consideration	$ 5,041,350	€ 5,100,000
Deferred consideration	$ 5,041,350									€ 5,100,000
Threshold period from the date of acquisition for target of output power	8 months	8 months
Management incentive consideration							6,771,225		€ 6,850,000	6,850,000
Period for payment of management incentive consideration	2 years	2 years
Management incentive consideration							$ 49,425	€ 50,000
fair value of deferred consideration	$ 5,041,350									€ 5,100,000
PA Holdings and CA Holdings
ACQUISITION
Equity interest acquired (in percent)			100.00%	100.00%	100.00%						100.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Project assets				$ 2,874,060
Net assets acquired				2,874,060
Goodwill				1,022,567
Total consideration transferred/Net cash paid				3,896,627
ET Cap PA Holdings LLC
ACQUISITION
Cash consideration				$ 3,900,000